Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the period	$ (1,966)	$ (259)	$ (752)	$ (248)
Adjustments to reconcile loss for the year to net cash used in operating activities:
Stock based compensation	1,067
Depreciation	2	1	1	2
Compensation related to warrants issued to service providers		25	25
Capital reserve from transaction with related parties				20
Increase in accrued interest and exchange rates on Stockholders' loans	1	2	20	37
Decrease (increase) in accounts receivable	125	(1)	(16)	(7)
Increase (decrease) in trade and other payables	(225)	49	320	124
Net cash used in operating activities	(996)	(183)	(402)	(72)
Cash flows from investing activities
Purchase of property and equipment	(12)
Investment in restricted deposit	(12)
Net cash used in investing activities	(24)
Cash flows from financing activities
Proceeds from issuance of common stock, net			81	300
Proceeds from private placement of common stock and warrants, net (see also Note 1.B)	3,377		1,955
Net cash provided by financing activities	3,377		2,036	300
Effect of exchange rate changes on cash	2	(1)	(3)	(5)
Net increase (decrease) in cash and cash equivalents	2,359	(184)	1,631	223
Cash and cash equivalents as at the beginning of the period	1,866	235	235	12
Cash and cash equivalents as at the end of the period	4,225	51	1,866	235
Non-cash financing Activities:
Increase in other receivable from shares issuance			$ 189